Income Taxes - Schedule of Reconciliation of the Federal Statutory Income Tax Rate (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Federal Statutory Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State tax rate, net of federal benefit		7.10%	7.10%
Change in valuation allowance on net operating loss carry-forwards		(28.10%)	(28.10%)
Effective income tax rate		0.00%	0.00%